CONVERTIBLE PROMISSORY NOTES PAYABLE (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Principal amount	$ 2,250,000			$ 2,250,000
Interest expense				27,450	$ 1,728,961
Repayment of notes				$ 10,000
Warrant [Member]
Short-Term Debt [Line Items]
Warrants to purchase	1,800,000	1,800,000	1,800,000	1,800,000
Warrant [Member] | Lenders [Member]
Short-Term Debt [Line Items]
Warrants to purchase	200,000			200,000
Excise price	$ 1.25			$ 1.25
Excise price, percentage				125.00%
Ownership percentage	4.90%			4.90%
Seven Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount	$ 2,250,000	$ 2,250,000	$ 2,250,000	$ 2,250,000
Issuance price discounted percentage	90.00%	90.00%	90.00%
Interest rate	8.00%	8.00%	8.00%	8.00%
Proceeds from debt issuance costs	$ 1,793,000	$ 1,793,000	$ 1,793,000
Debt issuance cost	$ 162,000	$ 162,000	$ 162,000	$ 162,000
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Interest rate	8.00%			8.00%
Default interest rate	16.00%			16.00%
Proceeds from offering costs				$ 15,000,000
Conversion rate				70.00%
Conversion price	$ 0.75			$ 0.75
Interest expense				$ 27,447